Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Feb. 04, 2025	Apr. 18, 2025	Apr. 17, 2025
Gauge II Merger Sub Corp [Member]
Subsequent Events [Line Items]
Business consideration	$ 1
Capital Market Advisory Agreement [Member] | COLOMBIER ACQUISITION CORP. II [Member]
Subsequent Events [Line Items]
Capital market advisory services		$ 1,000,000	$ 1,500,000
BTIG Agreement [Member] | COLOMBIER ACQUISITION CORP. II [Member]
Subsequent Events [Line Items]
Reimbursable expenses advisory agreement			$ 25,000
Roth Agreement [Member] | COLOMBIER ACQUISITION CORP. II [Member]
Subsequent Events [Line Items]
Reimbursable expenses advisory agreement		$ 5,000